Debentures and Long-term Loans from Financial Institutions (Narrative) (Details) ₪ / shares in Units, ₪ in Millions			1 Months Ended						12 Months Ended
		Jul. 05, 2013	Jan. 31, 2020 ILS (₪)	Dec. 31, 2019 ILS (₪)	Apr. 30, 2019 ILS (₪)	Jan. 31, 2018 ILS (₪) ₪ / shares	Jun. 30, 2017 ILS (₪)	Jul. 31, 2014	Dec. 31, 2019 ILS (₪)	Dec. 31, 2018 ILS (₪)	Dec. 31, 2017 ILS (₪)
Disclosure of detailed information about borrowings [line items]
Net Leverage				2.03					2.03
Net Leverage in event of default									a Net Leverage exceeding 5, or exceeding 4.5 during four consecutive quarters, shall constitute an event of default;
Description of profits available for distribution									not to distribute more than 95% of the profits available for distribution according to the Israeli Companies law (“Profits”); provided that if the Net Leverage exceeds 3.5:1, the Company will not distribute more than 85% of its Profits and if the Net Leverage exceeds 4:1, the Company will not distribute more than 70% of its Profits. Failure to comply with this covenant shall constitute an event of default;
Immediate repayment									₪ 150
Period of event of default									60 days
Net Debt to EBITDA ratio								(a maximum net leverage ratio (Net Debt to Adjusted EBITDA ratio) in excess of 5.0:1, or in excess of 4.5:1 for four consecutive quarters)
Principal amount				₪ 2,996					₪ 2,996	₪ 3,503
Repaid interest and principal of debentures									504	634
Proceeds from debentures										997
Debentures (Series L) - unlinked [Member]
Disclosure of detailed information about borrowings [line items]
Interest rate				2.50%		2.50%			2.50%
Effective Interest rate						2.66%
Principal amount				₪ 603		₪ 401			₪ 603	614
Par value of debentures | ₪ / shares						₪ 1,000
Repayment terms of debentures						Series L debentures principal will be payable in six installments, of which the first four installments of 15% of the principal each will be paid on January 5 of the years 2023 through 2026, and the remaining two installments of 20% of the principal each will be paid on January 5 of the years 2027 and 2028. The interest on the outstanding principal of the Series L debentures is payable on January 5 and on July 5 of each of the years 2019 through 2028.
Repaid interest and principal of debentures				₪ 10
Proceeds from debentures						₪ 400
Percentage of two-notch downgrade in debentures credit rating						0.50%
Debentures (Series F) - linked to the Israeli CPI [Member]
Disclosure of detailed information about borrowings [line items]
Interest rate	[1]			4.60%					4.60%
Interest rate increased		0.25% to 4.60%
Principal amount	[1]			₪ 214					₪ 214	429
Debentures (Series G) - unlinked [Member]
Disclosure of detailed information about borrowings [line items]
Interest rate	[1]			6.99%					6.99%
Interest rate increased		6.99%
Principal amount	[1]									86
Two-notch downgrade [Member]
Disclosure of detailed information about borrowings [line items]
Interest rate				0.25%					0.25%
One-notch downgrade [Member]
Disclosure of detailed information about borrowings [line items]
Interest rate				0.25%					0.25%
Deferred loan from bank [Member]
Disclosure of detailed information about borrowings [line items]
Interest rate							4.00%
Principal amount							₪ 150
Repayment terms of debentures							The loan's principal amount will be payable in four equal annual payments on March 31 of each of the years 2021 through and including 2024 and the interest will be payable in ten semi-annual installments on March 31 and September 30 of each calendar year commencing September 30, 2019 through and including March 31, 2024.
maximum addition [Member]
Disclosure of detailed information about borrowings [line items]
Interest rate				1.00%					1.00%
August 2015 loan agreement [Member]
Disclosure of detailed information about borrowings [line items]
Repaid interest and principal of debentures					₪ 112
Debentures (Series K) - unlinked [Member]
Disclosure of detailed information about borrowings [line items]
Interest rate				3.55%			3.55%		3.55%
Effective Interest rate							3.60%
Principal amount				₪ 711			₪ 220		₪ 711	₪ 711
Proceeds from debentures							222
Proceeds from debentures net							₪ 220
Additional Debentures (Series K) [Member]
Disclosure of detailed information about borrowings [line items]
Effective Interest rate										3.89%
Principal amount										₪ 187
Consideration of debentures										₪ 187
Additional Debentures (Series L) [Member]
Disclosure of detailed information about borrowings [line items]
Effective Interest rate										4.53%
Principal amount										₪ 213
Consideration of debentures										₪ 193
Non-adjusting events after reporting period [Member] | Debentures Series G [Member]
Disclosure of detailed information about borrowings [line items]
Repaid interest and principal of debentures			₪ 278

[1]	In June 2013, the Company's rating was updated from an "ilAA-/negative" to an "ilA+/stable" rating, in relation to the Company's debentures traded on the Tel Aviv Stock Exchange. Following this update of rating and since this was the second downgrade in the Debentures' rating since their issuance, the annual interest rate that the Company pays for its Series F and G debentures has been increased by 0.25% to 4.60% and 6.99%, respectively, beginning July 5, 2013.